FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about financial instruments [Abstract]
Disclosure of detailed information about classification of financial instruments [Table Text Block]
		As at
	December 31,	December 31,	May 31,
	2021	2020	2020
Financial assets
Amortized cost:
Cash	$2,344,246	$5,299,904	$3,600,409
Royalty, derivative royalty, and stream receivables	1,175,602	1,547,895	-
Other receivables	125,571	265,680	39,180
Fair value through profit or loss:
Derivative royalty asset	4,034,007	6,432,610	-
Marketable securities	34,027	43,984	27,603
Total financial assets	$7,713,453	$13,590,073	$3,667,192

Financial liabilities
Amortized cost:
Trade and other payables	$1,089,219	$1,772,304	$1,254,123
Loans payable	10,514,644	3,062,706	3,523,570
Total financial liabilities	$11,603,863	$4,835,010	$4,777,693